Note 5 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Available-for-sale securities, beginning of year	$ 550
Purchase of available-for-sale securities	1,553	$ 442
Unrealized gain for the year	332	1,198
Sale of available-for-sale securities		(1,369)
Available-for-sale securities, end of year	2,435	550
Available-for-sale securities current, beginning of year	550	279
Purchase of available-for-sale securities	1,553	442
Gains (losses) on remeasuring available-for-sale financial assets, before tax	332	1,198
Sale of available-for-sale securities		(1,369)
Available-for-sale securities current, end of year		$ 550